Notes Payable (Details) - Schedule of fair value of financial instruments - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Interest expense	$ 9,077	$ 7,281	$ 28,933	$ 15,672	$ 34,724	$ 25,918
January 13 and March 12, 2021 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			18,250,000
Accrued interest
Interest expense
Original issue discount			1,460,000
Debt issuance costs recorded in interest expense			480,000
Principal payments
Interest payments
Net proceeds			16,310,000
June 9, 2021 Note 1 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			20,000,000
Original issue discount			1,600,000
Debt issuance costs recorded in interest expense			197,000
Principal payments
Interest payments
Net proceeds			18,203,000
June 9, 2021 Note 2 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			20,000,000
Original issue discount			2,600,000
Debt issuance costs recorded in interest expense
Principal payments
Interest payments
Net proceeds			17,400,000
Debt Instrument, Fair Value 1 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			55,000,000
Accrued interest			654,000
Interest expense			654,000
Original issue discount			3,490,000
Debt issuance costs recorded in interest expense			315,000
Principal payments
Interest payments
Net proceeds			51,510,000
Debt Instrument, Fair Value 2 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			9,350,000
Accrued interest
Interest expense			177,000
Original issue discount			1,132,000
Debt issuance costs recorded in interest expense			1,502,000
Principal payments
Interest payments			177,000
Net proceeds			$ 8,218,000